Related Party Transactions (Tables)	9 Months Ended
Sep. 30, 2021
Related Party Transactions [Abstract]
Schedule of Related Party Transactions	The following table and related footnotes provide information about certain of the Partnership's related party transactions for the periods indicated:

	Three Months Ended September 30,		Nine Months Ended September 30,
	2021	2020	2021	2020
	$	$	$	$
Voyage revenues (i)	9,869	9,704	29,285	27,881
Vessel operating expenses (ii)	(451)	(1,877)	(5,609)	(4,610)
Time-charter hire expenses (iii)	(5,665)	(5,980)	(17,382)	(17,270)
General and administrative expenses (iv)	(9,382)	(3,998)	(18,374)	(11,583)
Equity income (v)	609	609	1,808	1,815